Risk management - Foreign currency exposures banking books (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trading income (expense) [line items]
Net banking currency exposures banking books	€ 15,565	€ 15,834
Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	27,573	29,509
Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(12,008)	(13,675)
US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	5,198	6,429
US Dollar | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	9,698	11,251
US Dollar | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(4,500)	(4,823)
British Pound
Trading income (expense) [line items]
Net banking currency exposures banking books	1,069	1,190
British Pound | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,584	1,674
British Pound | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(515)	(484)
Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	2,643	2,677
Polish Zloty | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	4,652	4,292
Polish Zloty | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,009)	(1,616)
Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	1,374	1,212
Australian Dollar | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	3,307	3,373
Australian Dollar | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(1,933)	(2,161)
Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	469	557
Turkish Lira | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	469	557
Turkish Lira | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	2,016	1,609
Chinese Yuan | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	2,015	2,439
Chinese Yuan | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	1	(830)
Russian Rouble
Trading income (expense) [line items]
Net banking currency exposures banking books	597	396
Russian Rouble | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	597	396
Russian Rouble | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Romanian Leu
Trading income (expense) [line items]
Net banking currency exposures banking books	685	736
Romanian Leu | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	913	913
Romanian Leu | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(228)	(176)
Thai Baht
Trading income (expense) [line items]
Net banking currency exposures banking books	478	428
Thai Baht | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,307	1,266
Thai Baht | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(829)	(838)
Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	1,036	599
Other currency | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	3,032	3,346
Other currency | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	€ (1,995)	€ (2,748)